Schedule of Investments (unaudited) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
AAR Corp.	278,329	$10,239,724
Cubic Corp.	220,594	14,223,901
Mercury Systems Inc.(a)(b)	363,749	25,589,742
Moog Inc., Class A	533,157	49,908,827
Triumph Group Inc.(b)	472,053	10,810,014

		110,772,208

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	423,301	18,896,157
Echo Global Logistics Inc.(a)(b)	455,564	9,507,621
Forward Air Corp.	169,186	10,007,352
Hub Group Inc., Class A(a)	314,473	13,201,576

		51,612,706

Airlines — 1.0%
Hawaiian Holdings Inc.	432,738	11,870,003
SkyWest Inc.	839,680	50,943,386

		62,813,389

Auto Components — 2.3%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,847,956	23,579,919
Cooper Tire & Rubber Co.	823,468	25,980,416
Cooper-Standard Holdings Inc.(a)(b)	266,643	12,217,582
Garrett Motion Inc.(a)(b)	1,225,346	18,809,061
Gentherm Inc.(a)(b)	171,623	7,178,990
LCI Industries	409,668	36,870,120
Motorcar Parts of America Inc.(a)(b)	306,242	6,556,641
Standard Motor Products Inc.	164,900	7,476,566
Superior Industries International Inc.	387,933	1,342,248

		140,011,543

Automobiles — 0.3%
Winnebago Industries Inc.	475,029	18,359,871

Banks — 9.9%
Ameris Bancorp.	779,326	30,541,786
Banc of California Inc.	701,877	9,805,222
Banner Corp.	511,942	27,721,659
Berkshire Hills Bancorp. Inc.	746,544	23,434,016
Boston Private Financial Holdings Inc.	1,285,441	15,515,273
Brookline Bancorp. Inc.	617,529	9,497,596
Central Pacific Financial Corp.	212,416	6,363,983
Columbia Banking System Inc.	1,204,674	43,585,105
Customers Bancorp. Inc.(a)(b)	471,087	9,892,827
CVB Financial Corp.	887,218	18,658,195
Eagle Bancorp. Inc.(b)	519,799	28,136,720
Fidelity Southern Corp.	211,352	6,545,571
First BanCorp./Puerto Rico	1,744,091	19,254,765
First Commonwealth Financial Corp.	1,613,198	21,729,777
First Financial Bancorp.	1,615,065	39,116,874
First Midwest Bancorp. Inc.	810,056	16,581,846
Franklin Financial Network Inc.(b)	201,516	5,614,236
Great Western Bancorp. Inc.	503,564	17,987,306
Hanmi Financial Corp.	508,752	11,329,907
Heritage Financial Corp./WA	238,256	7,038,082
Hope Bancorp Inc.	1,973,137	27,189,828
National Bank Holdings Corp., Class A	174,950	6,350,685
NBT Bancorp. Inc.	716,653	26,881,654
OFG Bancorp.	384,874	9,148,455
Opus Bank	353,516	7,462,723
Pacific Premier Bancorp. Inc.	740,820	22,876,522
Preferred Bank/Los Angeles CA	127,083	6,004,672

Security	Shares	Value

Banks (continued)
S&T Bancorp. Inc.	253,076	$9,485,288
ServisFirst Bancshares Inc.	429,614	14,718,576
Simmons First National Corp., Class A	1,570,239	36,523,759
Southside Bancshares Inc.	520,214	16,844,529
Tompkins Financial Corp.	107,478	8,770,205
United Community Banks Inc./GA	1,228,383	35,082,619
Veritex Holdings Inc.	253,697	6,583,437

		602,273,698

Beverages — 0.5%
Coca-Cola Consolidated Inc.(b)	76,069	22,763,648
MGP Ingredients Inc.(b)	76,798	5,092,476

		27,856,124

Biotechnology — 1.1%
Acorda Therapeutics Inc.(a)(b)	350,099	2,685,259
AMAG Pharmaceuticals Inc.(a)	553,723	5,531,693
Anika Therapeutics Inc.(a)(b)	232,523	9,445,084
Cytokinetics Inc.(a)(b)	439,729	4,946,951
Emergent BioSolutions Inc.(a)	289,750	13,997,823
Medicines Co. (The)(a)(b)	286,760	10,458,137
Momenta Pharmaceuticals Inc.(a)(b)	553,066	6,885,672
Myriad Genetics Inc.(a)(b)	565,498	15,709,534

		69,660,153

Building Products — 2.8%
AAON Inc.(b)	234,183	11,751,303
American Woodmark Corp.(a)(b)	245,630	20,785,211
Apogee Enterprises Inc.	437,018	18,984,062
Gibraltar Industries Inc.(a)(b)	199,093	8,035,393
Griffon Corp.	566,522	9,585,552
Insteel Industries Inc.	132,293	2,754,340
Patrick Industries Inc.(a)(b)	370,801	18,239,701
PGT Innovations Inc.(a)(b)	440,589	7,366,648
Quanex Building Products Corp.	543,132	10,259,764
Simpson Manufacturing Co. Inc.	336,153	22,340,728
Universal Forest Products Inc.	1,004,782	38,242,003

		168,344,705

Capital Markets — 0.9%
Donnelley Financial Solutions Inc.(a)(b)	556,711	7,426,525
Greenhill & Co. Inc.	114,576	1,557,088
INTL. FCStone Inc.(a)(b)	262,450	10,390,395
Piper Jaffray Companies	233,765	17,361,726
Virtus Investment Partners Inc.	53,964	5,795,734
Waddell & Reed Financial Inc., Class A	615,776	10,264,986
WisdomTree Investments Inc.	705,686	4,354,083

		57,150,537

Chemicals — 3.2%
AdvanSix Inc.(a)(b)	466,002	11,384,429
American Vanguard Corp.	426,591	6,573,767
Balchem Corp.	239,257	23,918,522
Ferro Corp.(a)(b)	873,275	13,797,745
FutureFuel Corp.	213,136	2,491,560
HB Fuller Co.	833,685	38,682,984
Innophos Holdings Inc.	322,878	9,398,978
Koppers Holdings Inc.(a)	336,734	9,886,510
Kraton Corp.(a)(b)	527,186	16,379,669
Livent Corp.(a)(b)	2,399,930	16,607,516
LSB Industries Inc.(a)	342,453	1,335,567
LyondellBasell Co.(a)(c)	467,526	202,439
Rayonier Advanced Materials Inc.	816,994	5,302,291
Stepan Co.	334,400	30,734,704

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Tredegar Corp.	415,966	$6,913,355

		193,610,036

Commercial Services & Supplies — 3.0%
ABM Industries Inc.	1,089,145	43,565,800
Brady Corp., Class A, NVS	258,725	12,760,317
Interface Inc.	980,467	15,030,559
LSC Communications Inc.	542,085	1,989,452
Matthews International Corp., Class A	520,287	18,132,002
Multi-Color Corp.(b)	228,197	11,403,004
Pitney Bowes Inc.	2,993,028	12,810,160
RR Donnelley & Sons Co.	1,161,399	2,287,956
Team Inc.(a)(b)	491,077	7,523,300
Tetra Tech Inc.	458,235	35,994,359
Viad Corp.	331,609	21,965,780

		183,462,689

Communications Equipment — 1.6%
ADTRAN Inc.	787,576	12,010,534
Applied Optoelectronics Inc.(a)(b)	317,008	3,258,842
CalAmp Corp.(a)(b)	218,867	2,556,367
Comtech Telecommunications Corp.	392,727	11,039,556
Digi International Inc.(a)(b)	453,132	5,745,714
Extreme Networks Inc.(a)	966,615	6,253,999
Finisar Corp.(a)	1,930,973	44,161,352
NETGEAR Inc.(a)(b)	517,623	13,090,686

		98,117,050

Construction & Engineering — 1.0%
Aegion Corp.(a)(b)	513,960	9,456,864
Arcosa Inc.	792,817	29,833,704
Comfort Systems USA Inc.	272,346	13,886,923
MYR Group Inc.(a)(b)	271,798	10,151,655

		63,329,146

Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	258,116	12,825,784

Consumer Finance — 1.1%
Encore Capital Group Inc.(a)(b)	423,223	14,334,563
Enova International Inc.(a)	551,307	12,707,626
EZCORP Inc., Class A, NVS(a)(b)	867,020	8,210,680
PRA Group Inc.(a)(b)	745,959	20,991,286
World Acceptance Corp.(a)(b)	46,809	7,681,825

		63,925,980

Containers & Packaging — 0.2%
Myers Industries Inc.	582,144	11,217,915

Distributors — 0.5%
Core-Mark Holding Co. Inc.	752,197	29,877,265

Diversified Telecommunication Services — 0.7%
Cincinnati Bell Inc.(a)(b)	814,869	4,033,602
Cogent Communications Holdings Inc.	225,915	13,410,314
Consolidated Communications Holdings Inc.	528,245	2,604,248
Frontier Communications Corp.(a)(b)	1,711,102	2,994,428
Vonage Holdings Corp.(a)(b)	1,942,258	22,005,783

		45,048,375

Electric Utilities — 0.3%
El Paso Electric Co.	312,682	20,449,403

Electrical Equipment — 0.5%
AZZ Inc.	124,374	5,723,691
Encore Wire Corp.	343,250	20,107,585

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries Inc.	143,686	$5,460,068

		31,291,344

Electronic Equipment, Instruments & Components — 6.1%
Anixter International Inc.(a)(b)	474,201	28,314,542
Arlo Technologies Inc.(a)	723,869	2,902,715
Badger Meter Inc.	224,090	13,375,932
Bel Fuse Inc., Class B, NVS	165,224	2,836,896
Benchmark Electronics Inc.	633,431	15,911,787
Control4 Corp.(a)(b)	199,828	4,745,915
Daktronics Inc.	649,157	4,005,299
ePlus Inc.(a)	108,654	7,490,607
Fabrinet(a)(b)	235,272	11,685,960
FARO Technologies Inc.(a)(b)	137,034	7,205,248
II-VI Inc.(a)	979,079	35,795,128
Insight Enterprises Inc.(a)(b)	585,510	34,076,682
Itron Inc.(a)(b)	548,451	34,316,579
Knowles Corp.(a)(b)	715,355	13,098,150
Methode Electronics Inc.	606,081	17,315,734
MTS Systems Corp.	164,293	9,616,069
OSI Systems Inc.(a)(b)	157,114	17,695,750
Park Aerospace Corp.	148,291	2,474,977
Plexus Corp.(a)(b)	494,622	28,871,086
Rogers Corp.(a)(b)	99,959	17,250,924
Sanmina Corp.(a)	1,129,783	34,209,829
ScanSource Inc.(a)(b)	421,322	13,718,244
TTM Technologies Inc.(a)(b)	1,540,016	15,708,163

		372,622,216

Energy Equipment & Services — 2.8%
C&J Energy Services Inc.(a)	1,004,687	11,835,213
Diamond Offshore Drilling Inc.(a)(b)	1,060,190	9,403,885
Dril-Quip Inc.(a)(b)	594,060	28,514,880
Era Group Inc.(a)(b)	182,728	1,523,952
Exterran Corp.(a)(b)	514,385	7,314,555
Geospace Technologies Corp.(a)	220,167	3,326,723
Gulf Island Fabrication Inc.(a)	231,328	1,642,429
Helix Energy Solutions Group Inc.(a)(b)	2,298,837	19,838,963
Matrix Service Co.(a)(b)	438,612	8,886,279
Nabors Industries Ltd.	2,763,676	8,014,661
Newpark Resources Inc.(a)(b)	1,484,939	11,018,247
Noble Corp. PLC(a)(b)	2,316,668	4,332,169
Oil States International Inc.(a)(b)	992,622	18,164,983
SEACOR Holdings Inc.(a)(b)	283,600	13,473,836
Superior Energy Services Inc.(a)(b)	2,590,050	3,367,065
TETRA Technologies Inc.(a)(b)	2,071,699	3,376,869
U.S. Silica Holdings Inc.	1,204,973	15,411,605

		169,446,314

Equity Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust	584,751	16,004,635
American Assets Trust Inc.	340,072	16,024,193
CBL & Associates Properties Inc.	2,804,868	2,917,063
Cedar Realty Trust Inc.	1,397,077	3,702,254
Chatham Lodging Trust	765,420	14,443,475
Chesapeake Lodging Trust	998,187	28,368,474
DiamondRock Hospitality Co.	1,226,737	12,684,461
Franklin Street Properties Corp.	1,758,675	12,979,021
Getty Realty Corp.	234,376	7,209,406
Global Net Lease Inc.	796,535	15,628,017
Hersha Hospitality Trust	591,343	9,780,813
Independence Realty Trust Inc.	1,466,384	16,966,063

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
iStar Inc.	1,060,653	$13,173,310
Kite Realty Group Trust	1,375,084	20,805,021
Lexington Realty Trust	3,426,254	32,241,050
LTC Properties Inc.	208,600	9,524,676
NorthStar Realty Europe Corp.	177,783	2,920,975
Office Properties Income Trust	361,926	9,507,796
Pennsylvania REIT(b)	986,986	6,415,409
Retail Opportunity Investments Corp.	1,874,452	32,109,363
RPT Realty	487,248	5,900,573
Saul Centers Inc.	71,680	4,023,398
Summit Hotel Properties Inc.	1,725,093	19,786,817
Universal Health Realty Income Trust	77,201	6,556,681
Washington REIT	721,964	19,298,098
Whitestone REIT	650,637	8,256,583
Xenia Hotels & Resorts Inc.	1,845,538	38,479,467

		385,707,092

Food & Staples Retailing — 0.5%
Andersons Inc. (The)	430,912	11,738,043
Chefs’ Warehouse Inc. (The)(a)(b)	159,479	5,592,929
SpartanNash Co.	589,663	6,881,367
United Natural Foods Inc.(a)(b)	865,920	7,767,302

		31,979,641

Food Products — 1.8%
B&G Foods Inc.(b)	372,477	7,747,521
Calavo Growers Inc.	84,283	8,153,537
Cal-Maine Foods Inc.(b)	281,926	11,761,953
Darling Ingredients Inc.(a)(b)	2,701,503	53,732,895
Dean Foods Co.(b)	1,502,341	1,387,862
J&J Snack Foods Corp.	96,479	15,528,295
John B Sanfilippo & Son Inc.	79,362	6,324,358
Seneca Foods Corp., Class A(a)(b)	108,102	3,008,479

		107,644,900

Gas Utilities — 1.0%
Northwest Natural Holding Co.	169,938	11,810,691
South Jersey Industries Inc.	1,514,197	51,073,865

		62,884,556

Health Care Equipment & Supplies — 0.6%
Cutera Inc.(a)(b)	124,195	2,580,772
Invacare Corp.	544,703	2,827,009
Lantheus Holdings Inc.(a)(b)	215,482	6,098,141
LeMaitre Vascular Inc.	102,527	2,868,705
Natus Medical Inc.(a)	234,565	6,025,975
OraSure Technologies Inc.(a)(b)	556,665	5,165,851
Orthofix Medical Inc.(a)(b)	109,407	5,785,442
Varex Imaging Corp.(a)(b)	249,023	7,632,555

		38,984,450

Health Care Providers & Services — 1.7%
Community Health Systems Inc.(a)(b)	1,090,239	2,910,938
Cross Country Healthcare Inc.(a)(b)	594,367	5,575,163
Diplomat Pharmacy Inc.(a)	933,315	5,683,888
LHC Group Inc.(a)(b)	172,707	20,652,303
Magellan Health Inc.(a)	381,599	28,326,094
Owens & Minor Inc.	1,019,990	3,263,968
Providence Service Corp. (The)(a)	181,944	10,432,669
Select Medical Holdings Corp.(a)	1,774,582	28,162,616

		105,007,639

Health Care Technology — 0.1%
Computer Programs & Systems Inc.	100,532	2,793,784

Security	Shares	Value

Health Care Technology (continued)
HealthStream Inc.(a)	180,787	$4,675,152

		7,468,936

Hotels, Restaurants & Leisure — 0.7%
Bloomin’ Brands Inc.	1,503,871	28,438,201
Chuy’s Holdings Inc.(a)(b)	94,771	2,172,151
Fiesta Restaurant Group Inc.(a)(b)	193,260	2,539,436
Monarch Casino & Resort Inc.(a)(b)	88,690	3,790,611
Red Robin Gourmet Burgers Inc.(a)(b)	214,525	6,558,029

		43,498,428

Household Durables — 3.6%
Century Communities Inc.(a)(b)	449,593	11,950,182
Ethan Allen Interiors Inc.	404,395	8,516,559
Installed Building Products Inc.(a)	343,744	20,356,520
La-Z-Boy Inc.	766,871	23,512,265
LGI Homes Inc.(a)(b)	308,869	22,062,513
M/I Homes Inc.(a)(b)	450,945	12,869,970
MDC Holdings Inc.	807,212	26,460,409
Meritage Homes Corp.(a)	590,522	30,317,399
TopBuild Corp.(a)(b)	564,066	46,682,102
Universal Electronics Inc.(a)(b)	226,190	9,278,314
William Lyon Homes, Class A(a)(b)	539,848	9,841,429

		221,847,662

Household Products — 0.4%
Central Garden & Pet Co.(a)(b)	169,333	4,563,524
Central Garden & Pet Co., Class A, NVS(a)(b)	676,994	16,681,132

		21,244,656

Insurance — 3.7%
Ambac Financial Group Inc.(a)(b)	743,433	12,526,846
American Equity Investment Life Holding Co.	789,024	21,429,892
AMERISAFE Inc.	105,578	6,732,709
Employers Holdings Inc.	524,936	22,189,045
Horace Mann Educators Corp.	674,022	27,156,346
James River Group Holdings Ltd.	493,999	23,168,553
ProAssurance Corp.	880,167	31,782,830
Safety Insurance Group Inc.	239,477	22,781,447
Selective Insurance Group Inc.	339,522	25,426,803
Stewart Information Services Corp.	388,150	15,716,193
Third Point Reinsurance Ltd.(a)	1,220,402	12,594,549
United Insurance Holdings Corp.	354,726	5,058,393

		226,563,606

Internet & Direct Marketing Retail — 0.4%
PetMed Express Inc.(b)	330,684	5,181,818
Shutterfly Inc.(a)(b)	214,064	10,820,935
Shutterstock Inc.	150,742	5,907,579

		21,910,332

IT Services — 1.9%
CSG Systems International Inc.	308,624	15,070,110
EVERTEC Inc.	353,616	11,563,243
ExlService Holdings Inc.(a)(b)	326,824	21,612,871
ManTech International Corp./VA, Class A	437,287	28,795,349
NIC Inc.	591,133	9,481,773
Sykes Enterprises Inc.(a)(b)	647,088	17,769,037
TTEC Holdings Inc.	227,038	10,577,700

		114,870,083

Leisure Products — 0.4%
Callaway Golf Co.(b)	450,452	7,729,756
Nautilus Inc.(a)(b)	480,046	1,060,901
Sturm Ruger & Co. Inc.	104,241	5,679,050

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Vista Outdoor Inc.(a)(b)	943,135	$8,375,039

		22,844,746

Life Sciences Tools & Services — 0.1%
Cambrex Corp.(a)(b)	160,901	7,531,776

Machinery — 5.7%
Actuant Corp., Class A(b)	483,673	11,999,927
Alamo Group Inc.(b)	158,525	15,841,403
Astec Industries Inc.	369,461	12,029,650
Barnes Group Inc.	442,686	24,940,929
Briggs & Stratton Corp.	694,556	7,112,253
Chart Industries Inc.(a)(b)	316,804	24,355,892
CIRCOR International Inc.(a)(b)	325,224	14,960,304
EnPro Industries Inc.	340,900	21,763,056
Federal Signal Corp.	436,881	11,686,567
Greenbrier Companies Inc. (The)	531,304	16,151,642
Hillenbrand Inc.	596,211	23,592,069
John Bean Technologies Corp.(b)	249,365	30,205,582
Lindsay Corp.	96,907	7,966,725
Lydall Inc.(a)(b)	289,118	5,840,184
Mueller Industries Inc.	929,634	27,210,387
SPX FLOW Inc.(a)	696,972	29,175,248
Standex International Corp.	207,084	15,146,124
Tennant Co.	154,892	9,479,390
Titan International Inc.(b)	827,592	4,046,925
Wabash National Corp.(b)	907,273	14,761,332
Watts Water Technologies Inc., Class A	235,677	21,960,383

		350,225,972

Media — 0.7%
Gannett Co. Inc.	1,881,553	15,353,473
New Media Investment Group Inc.	893,389	8,433,592
Scholastic Corp., NVS	458,327	15,234,789
TechTarget Inc.(a)(b)	124,596	2,647,665

		41,669,519

Metals & Mining — 0.5%
AK Steel Holding Corp.(a)(b)	2,083,279	4,937,372
Century Aluminum Co.(a)(b)	813,450	5,620,939
Haynes International Inc.	207,047	6,586,165
Materion Corp.	117,271	7,952,147
Olympic Steel Inc.(b)	153,989	2,101,950
TimkenSteel Corp.(a)	651,048	5,293,020

		32,491,593

Mortgage Real Estate Investment — 2.3%
Apollo Commercial Real Estate Finance Inc.	2,255,366	41,476,181
ARMOUR Residential REIT Inc.	378,923	7,063,124
Capstead Mortgage Corp.	1,407,594	11,753,410
Granite Point Mortgage Trust Inc.	447,475	8,587,045
Invesco Mortgage Capital Inc.	2,105,223	33,936,195
New York Mortgage Trust Inc.	1,846,221	11,446,570
PennyMac Mortgage Investment Trust(d)	1,255,478	27,407,085

		141,669,610

Multi-Utilities — 0.4%
Avista Corp.	570,456	25,442,338

Multiline Retail — 0.4%
Big Lots Inc.	654,099	18,713,773
JC Penney Co. Inc.(a)(b)	5,234,144	5,966,924

		24,680,697

Security	Shares	Value

Oil, Gas & Consumable Fuels — 2.1%
Bonanza Creek Energy Inc.(a)(b)	145,473	$3,037,476
CONSOL Energy Inc.(a)(b)	260,577	6,933,954
Green Plains Inc.	632,155	6,814,631
Gulfport Energy Corp.(a)(b)	2,382,325	11,697,216
Laredo Petroleum Inc.(a)(b)	2,481,475	7,196,277
Par Pacific Holdings Inc.(a)(b)	491,705	10,089,787
PDC Energy Inc.(a)(b)	1,087,636	39,220,154
REX American Resources Corp.(a)(b)	92,593	6,750,030
Ring Energy Inc.(a)(b)	975,393	3,170,027
SRC Energy Inc.(a)(b)	3,992,903	19,804,799
Unit Corp.(a)(b)	502,189	4,464,460
Whiting Petroleum Corp.(a)(b)	331,938	6,200,602

		125,379,413

Paper & Forest Products — 1.3%
Boise Cascade Co.	637,027	17,906,829
Clearwater Paper Corp.(a)(b)	271,757	5,024,787
Mercer International Inc.	707,691	10,947,980
Neenah Inc.	276,939	18,707,229
PH Glatfelter Co.	722,152	12,189,926
Schweitzer-Mauduit International Inc.	508,530	16,873,025

		81,649,776

Personal Products — 0.1%
USANA Health Sciences Inc.(a)	52,290	4,153,395

Pharmaceuticals — 0.3%
Akorn Inc.(a)	924,693	4,762,169
Assertio Therapeutics Inc.(a)(b)	1,052,586	3,631,422
Lannett Co. Inc.(a)(b)	571,166	3,461,266
Phibro Animal Health Corp., Class A	176,821	5,617,603

		17,472,460

Professional Services — 1.7%
FTI Consulting Inc.(a)(b)	323,885	27,154,518
Heidrick & Struggles International Inc.	147,193	4,411,374
Kelly Services Inc., Class A, NVS	509,919	13,354,779
Korn Ferry	371,709	14,894,380
Navigant Consulting Inc.	316,816	7,346,963
Resources Connection Inc.	492,790	7,889,568
TrueBlue Inc.(a)(b)	658,963	14,536,724
WageWorks Inc.(a)	254,883	12,945,507

		102,533,813

Real Estate Management & Development — 0.7%
HFF Inc., Class A	379,495	17,259,433
RE/MAX Holdings Inc., Class A	292,633	9,001,391
Realogy Holdings Corp.	1,872,110	13,554,076

		39,814,900

Road & Rail — 0.9%
ArcBest Corp.(b)	417,361	11,732,018
Heartland Express Inc.(b)	314,027	5,674,468
Marten Transport Ltd.	638,458	11,588,012
Saia Inc.(a)(b)	425,591	27,522,970

		56,517,468

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries Inc.(a)(b)	363,228	20,438,840
Axcelis Technologies Inc.(a)(b)	283,485	4,266,449
CEVA Inc.(a)(b)	202,250	4,924,788
Cohu Inc.	369,001	5,693,686
Diodes Inc.(a)(b)	341,662	12,426,247
DSP Group Inc.(a)	162,725	2,336,731
FormFactor Inc.(a)(b)	1,225,748	19,207,471

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.(a)(b)	366,333	$8,660,112
Kopin Corp.(a)(b)	443,900	483,851
Kulicke & Soffa Industries Inc.	1,068,269	24,089,466
MaxLinear Inc.(a)(b)	411,689	9,649,990
PDF Solutions Inc.(a)(b)	458,470	6,015,126
Photronics Inc.(a)	1,107,132	9,078,482
Power Integrations Inc.	182,748	14,652,735
Rambus Inc.(a)(b)	1,807,849	21,766,502
Rudolph Technologies Inc.(a)	274,554	7,585,927
SMART Global Holdings Inc.(a)(b)	60,769	1,397,079
SolarEdge Technologies Inc.(a)	248,026	15,491,704
Ultra Clean Holdings Inc.(a)(b)	645,774	8,989,174
Veeco Instruments Inc.(a)(b)	799,750	9,772,945
Xperi Corp.	809,732	16,672,382

		223,599,687

Software — 1.5%
Alarm.com Holdings Inc.(a)(b)	232,266	12,426,231
Ebix Inc.(b)	159,266	7,998,338
LivePerson Inc.(a)	352,866	9,894,363
MicroStrategy Inc., Class A(a)	63,228	9,061,205
Monotype Imaging Holdings Inc.	224,906	3,787,417
OneSpan Inc.(a)(b)	166,505	2,359,376
Progress Software Corp.	233,329	10,177,811
Qualys Inc.(a)(b)	215,362	18,753,723
TiVo Corp.	2,050,657	15,113,342

		89,571,806

Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A	1,094,542	17,556,454
Asbury Automotive Group Inc.(a)(b)	170,153	14,350,704
Barnes & Noble Education Inc.(a)(b)	575,313	1,933,052
Barnes & Noble Inc.	940,192	6,289,884
Boot Barn Holdings Inc.(a)(b)	140,925	5,022,567
Buckle Inc. (The)	465,122	8,051,262
Caleres Inc.	694,228	13,829,022
Cato Corp. (The), Class A	376,402	4,637,273
Chico’s FAS Inc.	1,928,410	6,498,742
Conn’s Inc.(a)(b)	404,202	7,202,880
Designer Brands Inc. , Class A	424,937	8,146,042
Express Inc.(a)(b)	1,122,463	3,064,324
GameStop Corp., Class A(b)	1,683,311	9,207,711
Genesco Inc.(a)(b)	284,607	12,036,030
Group 1 Automotive Inc.	289,047	23,670,059
Haverty Furniture Companies Inc.	307,467	5,236,163
Hibbett Sports Inc.(a)(b)	300,368	5,466,698
Kirkland’s Inc.(a)(b)	250,412	565,931
Lithia Motors Inc., Class A	366,371	43,517,547
Lumber Liquidators Holdings Inc.(a)(b)	470,487	5,434,125
MarineMax Inc.(a)(b)	371,710	6,110,912
Office Depot Inc.	8,975,553	18,489,639
Rent-A-Center Inc./TX(a)	735,599	19,589,001
RH(a)(b)	135,382	15,650,159
Sonic Automotive Inc., Class A	392,338	9,161,092
Tile Shop Holdings Inc.	627,563	2,510,252
Vitamin Shoppe Inc.(a)(b)	263,499	1,038,186
Zumiez Inc.(a)(b)	308,258	8,045,534

		282,311,245

Technology Hardware, Storage & Peripherals — 0.7%
Cray Inc.(a)(b)	280,917	9,781,530
Diebold Nixdorf Inc.(a)	682,248	6,249,391

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Electronics For Imaging Inc.(a)(b)	708,770	$26,160,701

		42,191,622

Textiles, Apparel & Luxury Goods — 1.4%
Fossil Group Inc.(a)(b)	748,321	8,605,691
G-III Apparel Group Ltd.(a)(b)	682,120	20,067,970
Movado Group Inc.	84,533	2,282,391
Oxford Industries Inc.	92,677	7,024,917
Steven Madden Ltd.	680,080	23,088,716
Unifi Inc.(a)(b)	238,535	4,334,181
Vera Bradley Inc.(a)(b)	343,270	4,119,240
Wolverine World Wide Inc.	554,127	15,260,658

		84,783,764

Thrifts & Mortgage Finance — 3.0%
Axos Financial Inc.(a)(b)	452,459	12,329,508
Dime Community Bancshares Inc.	503,427	9,560,079
Flagstar Bancorp. Inc.	471,468	15,624,450
HomeStreet Inc.(a)(b)	221,463	6,564,163
Meta Financial Group Inc.(b)	454,778	12,756,523
NMI Holdings Inc., Class A(a)	588,075	16,695,449
Northfield Bancorp. Inc.	773,221	12,069,980
Northwest Bancshares Inc.	1,739,419	30,631,169
Oritani Financial Corp.	630,417	11,183,598
Provident Financial Services Inc.	1,007,862	24,440,653
TrustCo Bank Corp. NY	791,434	6,268,157
Walker & Dunlop Inc.	464,754	24,729,560

		182,853,289

Tobacco — 0.4%
Universal Corp./VA	410,601	24,952,223

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies Inc.	284,779	17,522,452
GMS Inc.(a)(b)	529,656	11,652,432
Kaman Corp.	252,934	16,109,367
Veritiv Corp.(a)(b)	209,201	4,062,683

		49,346,934

Water Utilities — 0.5%
American States Water Co.	193,056	14,525,533
California Water Service Group	339,063	17,166,760

		31,692,293

Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	296,263	4,455,796

Total Common Stocks — 99.7% (Cost: $5,950,633,568)		6,083,526,567

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	360,699,312	360,879,661

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	9,596,698	$9,596,698

		370,476,359

Total Short-Term Investments — 6.1% (Cost: $370,328,257)		370,476,359

Total Investments in Securities — 105.8% (Cost: $6,320,961,825)		6,454,002,926

Other Assets, Less Liabilities — (5.8)%		(351,674,384)

Net Assets — 100.0%		$6,102,328,542

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Shares Purchased		Shares Sold		Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	359,374,876	1,324,436	(a)	—		360,699,312	$360,879,661	$1,109,784	(b)	$852	$37,631
BlackRock Cash Funds: Treasury, SL Agency Shares	22,571,102	—		(12,974,404	)(a)	9,596,698	9,596,698	211,038		—	—
PennyMac Mortgage Investment Trust	1,145,998	146,102		(36,622)		1,255,478	27,407,085	537,328		131,047	1,271,748

							$397,883,444	$1,858,150		$131,899	$1,309,379

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini	147	09/20/19	$11,518	$260,792

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Goldman Sachs & Co.	02/27/23	$3,281,673	$272,277	(b)	$3,489,246	0.1%
	JPMorgan Securities PLC	02/08/23	1,277,148	123,187	(c)	1,405,374	0.0	%(d)

			$4,558,821	$395,464		$4,894,620

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

United States Overnight Bank Funding Rate

US Federal Funds Effective Rate (continuous series)

(b)	Amount includes $64,704 of net dividends, payable for referenced securities purchased and financing fees.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF

(c)	Amount includes $(5,039) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Rounds to less than 0.1%.

Schedule of Investments (unaudited) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2019 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Boston Private Financial Holdings Inc.	3,243	$39,143	1.1%
Central Pacific Financial Corp.	12,652	379,054	10.9
First Midwest Bancorp. Inc.	12,459	255,036	7.3
United Community Banks Inc./GA	65,297	1,864,882	53.5

		2,538,115

Commercial Services & Supplies
Pitney Bowes Inc.	5,618	24,045	0.7

Health Care Providers & Services
Magellan Health Inc.(a)	12,185	904,493	25.9

Insurance
American Equity Investment Life Holding Co.	172	4,671	0.1

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	214	3,769	0.1
TrustCo Bank Corp. NY	1,787	14,153	0.4

		17,922

Total Reference Entity — Long		3,489,246

Net Value of Reference Entity — Goldman Sachs & Co.		$3,489,246

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2019 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Aerospace & Defense
Triumph Group Inc.	5,073	$116,172	8.3%

Banks
Boston Private Financial Holdings Inc.	97,672	1,178,901	83.9
Hanmi Financial Corp.	2,224	49,528	3.5

		1,228,429

Insurance
AMERISAFE Inc.	953	60,773	4.3

Total Reference Entity — Long		1,405,374

Net Value of Reference Entity — JPMorgan Securities PLC		$1,405,374

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® S&P Small-Cap 600 Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,083,324,128	$—	$202,439	$6,083,526,567
Money Market Funds	370,476,359	—	—	370,476,359

	$6,453,800,487	$—	$202,439	$6,454,002,926

Derivative financial instruments(a)
Assets
Futures Contracts	$260,792	$—	$—	$260,792
Swaps	—	395,464	—	395,464

	$260,792	$395,464	$—	$656,256

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares